Residential Loans at Fair Value - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential loans acquired to be held for investment	$ 393,000,000	$ 800,200,000	$ 716,200,000	$ 1,900,000,000	$ 2,100,000,000	$ 565,200,000	$ 0
Residential loans originated to be held for investment					940,100,000	29,100,000	0
Residential loans sold by the Company							0
Concentrations threshold for state concentrations of residential loans					5.00%
Payments to Acquire Charged-off Loans Held for Investment			57,052,000	0
Charged Off Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Residential Loans, Unpaid Principal Balance	$ 3,272,912,000		$ 3,272,912,000		$ 0